STOCK-BASED COMPENSATION - SCHEDULE OF NON-VESTED RSUs AND PSUs (Details)	12 Months Ended
Jun. 30, 2015 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (Beg. Balance) | shares	4,902
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	1,451
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	(1,212)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period | shares	(133)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (End Balance) | shares	5,008
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (Beg. Balance)	$ 61.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	69.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	59.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	64.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (End Balance)	$ 64.78
Performance Stock Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (Beg. Balance) | shares	1,883
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	(1,251)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period | shares	(19)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (End Balance) | shares	1,188
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (Beg. Balance)	$ 66.53
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	77.47
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	63.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	69.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (End Balance)	$ 74.48